Segment And Geographic Information	12 Months Ended
Dec. 31, 2011
Segment And Geographic Information [Abstract]
Segment And Geographic Information

NOTE 14 – SEGMENT AND GEOGRAPHIC INFORMATION

Segment Information: The Company's four operating segments are Cardiac Rhythm Management (CRM), Cardiovascular (CV), Atrial Fibrillation (AF), and Neuromodulation (NMD). The primary products produced by each operating segment are: CRM – ICDs and pacemakers; CV – vascular products, which include vascular closure products, pressure measurement guidewires, OCT imaging products, vascular plugs and other vascular accessories, and structural heart products, which include heart valve replacement and repair products and structural heart defect devices; AF – EP introducers and catheters, advanced cardiac mapping, navigation and recording systems and ablation systems; and NMD – neurostimulation products, which include spinal cord and deep brain stimulation devices.

The Company has aggregated the four operating segments into two reportable segments based upon their similar operational and economic characteristics: CRM/NMD and CV/AF. Net sales of the Company's reportable segments include end-customer revenues from the sale of products they each develop and manufacture or distribute. The costs included in each of the reportable segments' operating results include the direct costs of the products sold to customers and operating expenses managed by each of the reportable segments. Certain operating expenses managed by the Company's selling and corporate functions, including all stock-based compensation expense, impairment charges, certain acquisition-related charges, IPR&D charges, excise tax expense and special charges have not been recorded in the individual reportable segments. As a result, reportable segment operating profit is not representative of the operating profit of the products in these reportable segments. Additionally, certain assets are managed by the Company's selling and corporate functions, principally including trade receivables, inventory, corporate cash and cash equivalents, certain marketable securities and deferred income taxes. For management reporting purposes, the Company does not compile capital expenditures by reportable segment; therefore, this information has not been presented, as it is impracticable to do so.

The following table presents net sales and operating profit by reportable segment (in thousands):

	CRM/NMD	CV/AF	Other	Total

Fiscal Year 2011
Net sales	$3,452,298	$2,159,398	$—	$5,611,696
Operating profit	2,144,602	1,144,046	(2,174,404)	1,114,244
Depreciation and amortization expense	94,549	87,927	113,288	295,764
Total assets	2,411,848	3,093,007	3,500,338	9,005,193

Fiscal Year 2010
Net sales	$3,420,215	$1,744,556	$—	$5,164,771
Operating profit	2,125,163	968,606	(1,816,520)	1,277,249
Depreciation and amortization expense	91,387	52,184	100,444	244,015
Total assets	2,150,359	3,097,190	3,318,899	8,566,448

Fiscal Year 2009
Net sales	$3,099,800	$1,581,473	$—	$4,681,273
Operating profit	1,931,929	829,966	(1,648,849)	1,113,046
Depreciation and amortization expense	83,506	45,765	84,194	213,465
Total assets	2,124,534	1,294,009	3,007,268	6,425,811

Net sales by class of similar products for the respective fiscal years were as follows (in thousands):

Net Sales	2011	2010	2009
Cardiac rhythm management	$3,033,930	$3,039,953	$2,769,034
Cardiovascular	1,337,313	1,036,683	953,620
Atrial fibrillation	822,085	707,873	627,853
Neuromodulation	418,368	380,262	330,766
	$5,611,696	$5,164,771	$4,681,273

Geographic Information: The Company markets and sells its products primarily through a direct sales force. The principal geographic markets for the Company's products are the United States, Europe, Japan and Asia Pacific. The Company attributes net sales to geographic markets based on the location of the customer.

Net sales by significant geographic market based on customer location for the respective fiscal years were as follows (in thousands):

Net Sales	2011	2010	2009
United States	$2,647,567	$2,655,034	$2,468,191
International
Europe	1,559,142	1,314,350	1,197,912
Japan	641,448	552,737	480,897
Asia Pacific	415,518	323,855	254,429
Other	348,021	318,795	279,844
	2,964,129	2,509,737	2,213,082
	$5,611,696	$5,164,771	$4,681,273

The amounts for long-lived assets by significant geographic market include net property, plant and equipment by physical location of the asset as follows (in thousands):

Long-Lived Assets	December 31, 2011	January 1, 2011	January 2, 2010
United States	$1,007,111	$965,936	$876,462
International
Europe	84,497	85,961	77,790
Japan	31,070	25,583	18,756
Asia Pacific	80,997	74,537	39,946
Other	184,734	171,914	140,132
	381,298	357,995	276,624
	$1,388,409	$1,323,931	$1,153,086